Cover	Jan. 26, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 26, 2024
Current Fiscal Year End Date	--10-31
Entity File Number	001-40641
Entity Registrant Name	Kaival Brands Innovations Group, Inc.
Entity Central Index Key	0001762239
Entity Tax Identification Number	83-3492907
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	4460 Old Dixie Highway
Entity Address, City or Town	Grant-Valkaria
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32949
City Area Code	(833)
Local Phone Number	452-4825
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	KAVL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false